SUPPLEMENT TO THE MARCH 19, 1998 PROSPECTUS
                                       OF
                          LORD ABBETT SECURITIES TRUST





The Class A share Rule 12b-1 Plan for the World Bond-Debenture Series is effective immediately.

Effective date:  April 30, 1998